Derivative Instruments	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments

9. Derivative Instruments

In connection with the issuance of the 2022 Bonds and the 2021 Bonds (Note 8), the Company entered into certain cross-currency swap agreements to manage the related foreign currency exchange risk by effectively converting the fixed-rate, Euro-denominated Bonds, including the semi-annual interest payments for the period from July 26, 2022 to July 26, 2029 and from October 21, 2021 to October 21, 2025, respectively to fixed-rate, U.S. Dollar-denominated debt. The economic effect of the swap agreements is to eliminate the uncertainty of the cash flows in U.S. Dollars associated with the issuance of the 2022 Bonds and the 2021 Bonds by fixing the principal amount of the 2022 Bonds and the 2021 Bonds, with a fixed annual interest rate. The cross-currency swap agreement related to the 2022 Bonds was designated as an accounting hedge.

Derivative instruments not designated as hedges are not speculative and are used to manage the Company’s exposure to identified risks but do not meet the strict hedge accounting requirements and/or the Company has not elected to apply hedge accounting. Changes in the fair value of derivatives not designated in hedging relationships are recorded directly in the consolidated statements of comprehensive income. Changes in the fair value of derivatives designated as accounting hedges are recorded in the consolidated statements of other comprehensive income (effective portion), until the hedged item is recognized in the consolidated statements of comprehensive income.

The cross-currency swap agreements related to the 2021 Bonds matured and were settled in accordance with their contractual terms on October 21, 2025.

The following table summarizes the terms of the cross-currency swap agreements and their respective fair value as of December 31, 2025 and 2024.

As of December 31, 2025:

a) Derivative Asset:

Effective Date	Termination Date	Notional Amount in thousands of EUROS	Notional Amount in United States Dollars	Fixed Rate the Company receives in EURO	Fixed Rate the Company pays in United States Dollars	Fair Value December 31, 2025, in United States Dollars
26/07/2022	26/07/2029	100,000	101,800	4.40%	6.55%	13,682
				Total Fair Value		$13,682

As of December 31, 2024:

a) Derivative Asset:

Effective Date	Termination Date	Notional Amount in thousands of EUROS	Notional Amount in United States Dollars	Fixed Rate the Company receives in EURO	Fixed Rate the Company pays in United States Dollars	Fair Value December 31, 2024, in United States Dollars
26/07/2022	26/07/2029	100,000	101,800	4.40%	6.55%	1,574
				Total Fair Value		$1,574

b) Derivative Liabilities:

Effective Date	Termination Date	Notional Amount in thousands of EUROS	Notional Amount in United States Dollars	Fixed Rate the Company receives in EURO	Fixed Rate the Company pays in United States Dollars	Fair Value December 31, 2024, in United States Dollars
21/10/2021	21/10/2025	120,000	139,716	2.65%	3.66%	$14,588
21/10/2021	21/10/2025	30,000	34,929	2.65%	3.69%	3,526
				Total Fair Value		$18,114

9. Derivative Instruments - Continued

The fair value of the cross-currency swap agreements is presented net of accrued interest expense which is recorded in “Accrued liabilities” in the consolidated balance sheets.

The following tables summarize the effect of the cross-currency swap agreements for the years ended December 31, 2025, 2024 and 2023:

- Derivative designated as accounting hedge

	For the years ended December 31,
Amount of gain / (loss) recognized in accumulated other comprehensive loss	2025	2024	2023
Cross-currency swap agreement related to 2022 Bonds	$10,239	$(7,239)	$5,286
Reclassification to other income, net	(11,525)	8,536	(2,106)
Total (loss) / gain recognized in accumulated other comprehensive loss	$(1,286)	$1,297	$3,180

The estimated net expense that is expected to be reclassified within the next 12 months from Accumulated Other Comprehensive Loss to earnings in respect of the settlements on cross-currency swap agreements designated as accounting hedge, amounts to $1,441.

- Derivatives not designated as accounting hedges:

	For the years ended December 31,
Amount of gain / (loss) recognized in other income, net	2025	2024	2023
Change in fair value of derivatives related to 2021 Bonds	$18,114	$(10,934)	$5,529
Realized interest expense of derivatives related to 2021 Bonds	(1,119)	(2,141)	(2,111)
Total gain / (loss) recognized in other income, net	$16,995	$(13,075)	$3,418